Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Document Information [Line Items]
Entity Registrant Name	trivago N.V.
Trading Symbol	TRVG
Entity Central Index Key	0001683825
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Class A Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,559,884	30,916,474
Class B Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	308,687,967.000	319,799,968